Filed with the U.S. Securities and Exchange Commission on September 14, 2017

1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	308	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	309	☒

(Check appropriate box or boxes.)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-6802

James R. Arnold, President and Principal Executive Officer
Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP.
2005 Market Street, Suite 2600
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On September 15, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 308 to the Registration Statement of Managed Portfolio Series (the “Trust”) is being filed for the purpose of registering a series of the Trust, the Green Square Tax Exempt High Income Fund, and to make other permissible changes under Rule 485(b).

Green Square Tax Exempt High Income Fund

Institutional Class – GSTAX
Investor Class – [Not available for purchase]

Prospectus

September 15 , 2017

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Green Square Tax Exempt High Income Fund
A series of Managed Portfolio Series (the “Trust”)

Table of Contents - Prospectus

Summary Section

Green Square Tax Exempt High Income Fund

Investment Objective
The Green Square Tax Exempt High Income Fund’s (the “Fund”) primary investment objective is to provide current income exempt from regular federal income tax. The Fund’s secondary investment objective is to seek total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees	Investor Class	Institutional Class
(fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	0.55%	0.55%

Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses (1)	0.56%	0.56%
Total Annual Fund Operating Expenses	1.36%	1.11%
Less: Fee Waiver and Expense Reimbursement (2)	(0.38)%	(0.38)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (2)	0.98%	0.73%
(1)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)
Green Square Asset Management, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions, and extraordinary expenses) do not exceed 0.73% of the Fund’s average daily net assets.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least September 15, 2018.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Investor Class	$100	$393
Institutional Class	$75	$315

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of the date of this Prospectus.

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Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its total assets in tax exempt debt securities.  The Fund expects to invest the majority of its assets in debt securities that are rated below investment grade (or “junk bonds”), including unrated securities, with a focus on project revenue debt, but may invest up to 40% of its total assets in investment grade debt securities.  The Fund may invest without limit in municipal securities issued by or on behalf of states and local governmental authorities throughout the United States and its territories.  Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax exempt obligations, municipal leases, obligations of municipal housing authorities, zero coupon bonds and single family revenue bonds.  The Fund may invest in all types of municipal bonds that are exempt from federal income tax, but not necessarily the federal alternative minimum tax (the “AMT”).  The Fund may invest up to 20% of its total assets in securities subject to the AMT.  The Adviser’s security selection process focuses primarily on project revenue bonds in five broad sectors: healthcare; education; housing; transportation and power, but may also include debt of distressed municipalities.  While the Fund will invest primarily in tax exempt securities, it is possible that up to 20% of the Fund’s total assets may be invested in securities that generate income that is not exempt from regular federal income tax.

The Fund may employ effective leverage through investment in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“Inverse Floaters”).  Inverse Floaters are derivative securities that provide leveraged exposure to underlying municipal bonds.  These investments are speculative, however, and also create the possibility that income and returns will be diminished.  The Fund may also invest in defaulted municipal bonds, debt securities issued in accordance with Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”), restricted securities and illiquid securities.

The Fund’s investments in debt securities may have fixed or variable principal payments.  The Fund’s investments may have varied interest rate payment and reset terms, including fixed and floating rates, inverse floating rate, contingent, deferred, payment in kind and auction rate features.  The Fund will typically not invest more than 5% of its assets, at the time of investment, in the securities of any one obligor.  From time to time the Fund may focus its investments in the securities of issuers in the same economic sector.  The Fund may invest in debt securities with any maturity or duration.

In selecting securities for the Fund, the Adviser employs a top-down/bottom-up research approach with an emphasis on analyzing the stand-alone credit, including financials, bond covenants, management team, and underlying asset value.  The Adviser believes that the below investment grade universe represents some of the best value in the fixed income markets.  It is anticipated that the Fund’s portfolio generally will be comprised of 75 to 125 securities over time.

Additionally, the Fund may utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process.  The Fund may borrow up to one third of the value of its assets for investment purposes.

Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

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General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Municipal Securities Risk. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.  Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.  In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Fixed-Income Securities Risks.  Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks.  Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.  Changes in market conditions and government policies may lead to periods of heightened volatility and reduced liquidity in the fixed-income securities market, and could result in an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

•
Interest Rate Risk.  In times of rising interest rates, bond prices will decline.  Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels.

•
Extension Risk.  In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.

•
Liquidity Risk.  There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.
•
Duration Risk. The Fund can invest in securities of any maturity or duration.  Holding long duration and long maturity investments will magnify certain risks, including interest rate risk and credit risk.

High-Yield Fixed-Income Securities Risk.  High-yield fixed income securities or “junk bonds” are fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

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Restricted Securities Risk.  The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act, and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Fund, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.

Tax Risks.  Municipal securities may decrease in value during times when federal income tax rates are falling.  The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax exempt status of, interest income on municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  If you are subject to the federal AMT, you may have to pay federal tax on a portion of your distributions from tax exempt income.  If this is the case, the Fund’s net after-tax return to you may be lower.  The Fund would typically not be a suitable investment for investors investing through tax exempt or tax-deferred accounts.

Sector Emphasis Risk.  The securities of issuers in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.  Some industry sectors have particular risks that may not affect other sectors.

Zero-Coupon Bonds Risk.  Zero-coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall.  The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.

Inverse Floaters Risk. The use of inverse floaters by the Fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters.  The price of Inverse Floaters is expected to decline when interest rates rise, and generally will decline further than the price of a bond with a similar maturity.  An investment in certain inverse floaters will involve the risk that the Fund could lose more than its original principal investment.

Leverage Risk. The use of leverage will allow the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage will also magnify the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

Defaulted Bonds Risk. Defaulted bonds are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. In the event of a default, the Fund may incur additional expenses to seek recovery. The repayment of defaulted bonds is subject to significant uncertainties, and in some cases, there may be no recovery of repayment. Defaulted bonds might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Workout or bankruptcy proceedings typically result in only partial recovery of cash payments or an exchange of the defaulted bond for other securities of the issuer or its affiliates, which may in turn be illiquid or speculative.

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Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

Liquidity Risk.  Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund.  Liquid securities can become illiquid during periods of market stress.  If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.

Deferred Interest and Payment In Kind Securities Risks.  Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities.  Accordingly, these securities may involve greater credit risks and their value is subject to greater fluctuation in response to changes in market interest rates than other fixed income securities.

Auction Rate Securities Risks.  While the auction rate process is designed to permit the holder to sell the auction rate securities in an auction at par value at specified intervals, there is the risk that an auction will fail due to insufficient demand for the securities.  Failed auctions may adversely impact the liquidity of auction rate securities investments.  Auction rate securities may also be subject to changes in interest rates, including decreased interest rates.  Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.

New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of a broad measure of market performance. Past performance (before and after taxes) will not necessarily continue in the future.

Management
Investment Adviser
Green Square Asset Management, LLC is the Fund’s investment adviser.

Portfolio Managers
Timothy Pynchon, portfolio manager and Joseph Gulli, associate portfolio manager, are responsible for the day-to-day management of the Fund.  Each has been a portfolio manager of the Fund since its inception in 2017.

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Green Square Equity Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by contacting the Fund by telephone at 1-877-914-7343 or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly. The Fund’s minimum initial and subsequent investments are shown below.  The Fund may reduce or waive the minimums in its sole discretion.

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	Minimum Initial Investments	Minimum Subsequent Investments
Investor Class	$1,000	$100
Institutional Class	$100,000	$1,000

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are a tax exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan.  Distributions on investments made through tax-advantaged arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objective, Strategies, Risks and Disclosure of Portfolio Holdings

Investment Objective

The Fund’s primary investment objective is to provide current income exempt from regular federal income tax. The Fund’s secondary investment objective is to seek total return.  The investment objective is not fundamental and may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its total assets in tax exempt debt securities.  The Fund expects to invest the majority of its assets in debt securities that are rated below investment grade (or “junk bonds”), including unrated securities, with a focus on project revenue debt, but may invest up to 40% of its total assets in investment grade debt securities.  The Fund may invest without limit in municipal securities issued by or on behalf of states and local governmental authorities throughout the United States and its territories.  Municipal securities include, among others, bonds issued by 501(c)(3)s, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax exempt obligations, municipal leases, obligations of municipal housing authorities zero coupon bonds and single family revenue bonds.  The Fund may invest in all types of municipal bonds that are exempt from federal income tax, but not necessarily the AMT. The Fund may invest up to 20% of its total assets in securities subject to the AMT. The Adviser’s security selection process focuses primarily on project revenue bonds in five broad sectors: healthcare; education; housing; transportation and power, but may also include debt of distressed municipalities. While the Fund will invest primarily in tax exempt securities, it is possible that up to 20% of the Fund’s total assets may be invested in securities that generate income that is not exempt from regular federal income tax.

The Fund may employ effective leverage through investment in Inverse Floaters. Inverse Floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. These investments are speculative, however, and also create the possibility that income and returns will be diminished. The Fund may also invest in defaulted municipal bonds, Rule 144A Securities, restricted securities and illiquid securities.

The Fund’s investments in debt securities may have fixed or variable principal payments. The Fund’s investments may have varied interest rate payment and reset terms, including fixed and floating rates, inverse floating rate, contingent, deferred, payment in kind and auction rate features. From time to time the Fund may focus its investments in the securities of issuers in the same economic sector. The Fund may invest in debt securities with any maturity or duration.

In selecting securities for the Fund, the Adviser employs a top-down/bottom-up research approach with an emphasis on analyzing the stand-alone credit, including financials, bond covenants, management team, and underlying asset value. The Adviser believes that the below investment grade universe represents some of the best value in the fixed income markets. It is anticipated that the Fund’s portfolio generally will be comprised of 75 to 125 securities over time.

Before a municipal security is added to the Fund it must undergo and pass a strict due diligence process, including (i) analysis of the sector; (ii) analysis of the credit; (iii) analysis of the management team’s abilities; (iv) review of all documents, including feasibility studies and market demographics, construction contract, management contract, and bond documents; and (v) physical site visits and management interviews when appropriate.

Additionally, the Adviser factors in top down economic factors such as interest rates, credit cycles and political trends.  Individual local and state analysis is conducted including fiscal policy, political climate, surplus/deficits, as well as industry analysis.  While value is the primary focus, duration management, sector allocation, yield curve positioning, buy/sell trade execution, and geographic allocation also play a role in security selection. The Fund will not have any duration or weighted average maturity restrictions.

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Cash or Similar Investments and Temporary Strategies of the Funds
At the Adviser’s discretion, a Fund may invest in high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in amounts up to 100% of its assets in response to adverse market, economic or political conditions and (ii) retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities.  These short-term debt securities and money market instruments include cash, shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities, discount notes and repurchase agreements.  To the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market funds’ management fees and operational expenses.  When investing for temporary defensive purposes, the Adviser may invest up to 100% of a Fund’s total assets in such instruments.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.

Principal Risks of Investing in the Fund

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund.  The principal risks of investing in the Fund are:

General Market Risk.  The net asset value of the Fund and investment return will fluctuate based upon changes in the value of its portfolio securities.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  U.S. and international markets have experienced, and may continue to experience, volatility, which may increase risks associated with an investment in the Fund.  The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  In some cases, for example, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of the issuers.  Similarly, the debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties.  As a result of this significant volatility, many of the following risks associated with an investment in the Fund may be increased.  Continuing market volatility may have adverse effects on the Fund.

Management Risk.  The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely and the Fund could underperform the market or other mutual funds with similar investment objectives.

Municipal Securities Risk. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.  Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due.  Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress.  Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued.  If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.  In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

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 A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal securities may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

Fixed-Income Securities Risks.  Fixed-income securities held by the Funds are or may be subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below.  Changes in market conditions and government policies may lead to periods of heightened volatility and reduced liquidity in the fixed-income securities market, and could result in an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

•
Call Risk.  During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. In this event a Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

•
Credit Risk.  Fixed-income securities are generally subject to the risk that the issuer may be unable or unwilling to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed-income securities involve greater credit risk, including the possibility of default or bankruptcy.

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Interest Rate Risk.  Fixed-income securities are subject to the risk that the · securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities. The historically low interest rate environment increases the risk associated with rising interest rates. The Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels.

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Prepayment and Extension Risk.  Many types of fixed-income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed-income security can repay principal faster than expected prior to the security’s maturity. Fixed-income securities subject to prepayment risk can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed-income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

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•
Liquidity Risk.  Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a position in a timely manner. If this happens, the Fund may be required to hold the security or keep the position open, and it could incur losses.

High-Yield Fixed-Income Securities Risk.  High-yield fixed-income securities or “junk bonds” are fixed-income securities rated below investment grade.  Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default.  Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged or undergoing restructuring and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.  As a result, junk bonds generally are more sensitive to credit risk and are considered more speculative than securities in the higher-rated categories.  The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.  The secondary market for securities that are junk bonds may be less liquid than the markets for higher quality securities, and, as such, may have an adverse effect on the market prices of and a Fund’s ability to arrive at a fair value for certain securities.

Restricted Securities Risk.  The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act, and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Fund, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.

Tax Risks.  Municipal securities may decrease in value during times when federal income tax rates are falling.  The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax exempt status of, interest income on municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  If you are subject to the federal AMT, you may have to pay federal tax on a portion of your distributions from tax exempt income.  If this is the case, the Fund’s net after-tax return to you may be lower.  The Fund would not be a suitable investment for investors investing through tax exempt or tax-deferred accounts.

Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.  Some industry sectors have particular risks that may not affect other sectors.

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Zero-Coupon Bonds Risk.  As interest on zero-coupon bonds is not paid on a current basis, the values of the bonds are subject to greater fluctuations than are the value of bonds that distribute income regularly and may be more speculative than such bonds.  Accordingly, the values of zero-coupon bonds may be highly volatile as interest rates rise or fall.  In addition, while zero-coupon bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by Subchapter M of the Code of the Internal Revenue Code in order for the Fund to maintain its status as a regulated investment company.

Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity.  Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral ad increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans.

Inverse Floaters Risk. The use of inverse floaters by the Fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters.  Inverse Floaters represent interests in bonds with interest rates that vary inversely to changes in short-term rates.  As short-term rates rise, inverse floaters produce less income, and as short-term rates decline, inverse floaters produce more income.  As a result, the price of inverse floaters is expected to decline when interest rates rise, and generally will decline further than the price of a bond with similar maturity. An investment in certain inverse floaters will involve the risk that the Fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the Fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Leverage Risk. The use of leverage will allow the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage will also magnify the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

Defaulted Bonds Risk. Defaulted bonds are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. In the event of a default, the Fund may incur additional expenses to seek recovery. The repayment of defaulted bonds is subject to significant uncertainties, and in some cases, there may be no recovery of repayment. Defaulted bonds might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Workout or bankruptcy proceedings typically result in only partial recovery of cash payments or an exchange of the defaulted bond for other securities of the issuer or its affiliates, which may in turn be illiquid or speculative.

Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

Liquidity Risk.  Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more liquidity risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

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Deferred Interest and Payment In Kind Securities Risks.  Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Accordingly, these securities may involve greater credit risks and their value is subject to greater fluctuation in response to changes in market interest rates than other fixed income securities. Since the bondholders do not receive interest payments, when interest rates rise, these securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, these securities rise more rapidly in value because the bonds reflect a fixed rate of return. If the issuer defaults, the Fund may not receive any return on its investment. These securities may also have unreliable valuations because their continuing accruals require ongoing judgment about the collectability of deferred payments and the value of any associated collateral. Payment in kind securities have the effect of generating investment income and increasing incentive fees payable to the Adviser at a compounding rate.  In addition, the deferral of payment in kind interest reduces the loan-to-value ratio at a compounding rate. These securities create the risk that incentive fees will be paid to the Adviser based on non-cash accruals that ultimately may not be realized.  The Adviser will be under no obligation to reimburse the Fund for these fees.

Auction Rate Securities Risks. While the auction rate process is designed to permit the holder to sell the auction rate securities in an auction at par value at specified intervals, there is the risk that an auction will fail due to insufficient demand for the securities. Failed auctions may adversely impact the liquidity of auction rate securities investments. Auction rate securities may also be subject to changes in interest rates, including decreased interest rates. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.

New Fund Risk.  The Fund is new with no operating history and there can be no assurance that it will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of the Fund can be initiated by the Board of Trustees without shareholder approval if it determines it is in the best interest of shareholders.  The timing of any Fund liquidation may not be favorable to certain individual shareholders.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

The Fund has entered into an investment advisory agreement (“Advisory Agreement”) with Green Square Asset Management, LLC located at 6075 Poplar Avenue, Suite 221, Memphis, TN 38119.  Established in 2016, the Adviser is an SEC-registered investment adviser that provides investment advisory services to private clients and institutions.  Under the Advisory Agreement, the Adviser manages the Fund’s investments subject to the supervision of the Board of Trustees.

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The Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio.  The Adviser also furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed to fulfill its obligations under the Advisory Agreement.  For its services, the Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 0.55% of the Fund’s average daily net assets.

Fund Expenses.  The Fund is responsible for its own operating expenses.  Pursuant to an Operating Expenses Limitation Agreement between the Adviser and the Fund, the Adviser has agreed to reduce its management fees, and reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions, and extraordinary expenses) do not exceed 0.73% of the Fund’s average daily net assets.  Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such reimbursement or reduction was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred and at the time of the recoupment.  The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least September 15, 2018.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

A discussion regarding the basis of the Board of Trustees’ initial approval of the Advisory Agreement will be available in the Fund’s first annual or semi-annual report to shareholders.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

Portfolio Managers

Timothy Pynchon, CFA, portfolio manager, and Joseph Gulli, associate portfolio manager, are principally responsible for the management of the Fund.

Timothy Pynchon. Mr. Pynchon joined the Adviser in October 2016. Prior to this recent move, Mr. Pynchon joined Oppenheimer Asset Management in June 2013 and has worked in asset management since 1982. Throughout his career, Mr. Pynchon has concentrated primarily on high yield tax exempt and taxable fixed income products and has served as a portfolio manager, underwriter, analyst and restructuring specialist. Previously, Mr. Pynchon had worked at Pioneer Investment Management (“Pioneer”) since 2000 as a Senior Vice President, first as a senior analyst and then as Portfolio Manager for both open-end and closed-end funds. Prior to Pioneer, Mr. Pynchon underwrote high-yield tax exempt health care issues for 3 years as a Managing Director at Commerce Capital Markets and served as a high yield tax exempt analyst and restructuring specialist at Eaton Vance Management for the 7 years prior to Commerce Capital Markets.

Mr. Pynchon earned his Bachelor’s degree at Hamilton College and his M.B.A. from the Johnson Graduate School of Management at Cornell University. He also earned the Chartered Financial Analyst designation from the CFA Institute and is a member of both the CFA Institute and the CFA Society of Boston.

Joseph Gulli.  Mr. Gulli joined Green Square Capital Adviser in October 2016 as a partner and head of credit research, ensuring that the management team for the funds and the separately managed accounts remains intact.  Prior to this recent move, Mr. Gulli had joined Oppenheimer Asset Management in November 2014 and has worked in asset management since 1992. Throughout his career, Mr. Gulli has concentrated primarily on high yield and investment grade tax exempts, including analysis and restructurings.  Mr. Gulli brings expertise in both high yield and investment grade tax exempts, as well distressed credits and restructurings.  He is responsible for a wide range of sector and credit analysis, continuing surveillance of credits, and buy and sell recommendations.  Prior to starting at Oppenheimer Asset Management, Mr. Gulli was at Lord Abbett & Co. for seven years, most recently as Partner and Director of Municipal Bond Research at Management.  Prior to Lord Abbett, Mr. Gulli worked for SMC Fixed Income Management for one year after working as a tax-exempt analyst for 14 years at Merrill Lynch Investment Managers.

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Mr. Gulli earned his Bachelor’s degree at Rider University in accounting and finance.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Shareholder Information

Pricing of Fund Shares

The price of each class of the Fund’s shares is its net asset value (“NAV”).  The NAV of each class of shares is calculated by dividing the total assets of each class, less its liabilities, by the number of shares outstanding in each class.  The NAV of each class is calculated at the close of regular trading of the NYSE, which is generally 4:00 p.m., Eastern time.  The NAV will not be calculated, nor may investors purchase or redeem Fund shares, on days that the NYSE is closed for trading, even though certain Fund securities (i.e., foreign or debt securities) may trade on days the NYSE is closed and such trading may materially affect the Fund’s NAV.

The Fund’s assets are generally valued at their market price using valuations provided by independent pricing services. Debt securities, including short-term debt securities and money market instruments with a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved independent pricing service.  Where the price of a debt security is not available from an independent pricing service, the most recent quotation from one or more broker-dealers known to follow the issue will be obtained.  Quotations will be valued at the mean between the bid and the offer.  When a Fund buys a when-issued, new issue or delayed delivery debt security and the security is not yet being traded or priced by an approved independent pricing service, the security will be valued at cost.  Thereafter, the security will be valued at its market value (if it has commenced trading or is priced by an independent pricing service) or its fair value if the security has not commenced trading or is not priced by an approved independent pricing service for more than five days.  Forward currency contracts are valued at the mean between the bid and asked prices.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale.  Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

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Class Descriptions

The Fund currently offers two different classes of shares, Investor Class shares and Institutional Class shares.  The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses, which may affect their performance.  The classes also differ with respect to their investment minimums.  In addition, Investor Class shares impose a 0.25% Rule 12b-1 fee that is assessed against the assets of the Fund attributable to that class.  See “Rule 12b-1 Distribution Fees” below for further information.  Investor Class shares may be converted to Institutional Class shares if your account balance exceeds the initial minimum investment for Institutional Class shares.

Rule 12b-1 Distribution and Service Fees

The Trust has adopted a Rule 12b-1 Plan under which the Fund is authorized to pay to the Distributor or such other entities as approved by the Board of Trustees, as compensation for the distribution-related and/or shareholder services provided by such entities, an annual fee of up to 0.25% of the average daily net assets of the Investor Class. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution service or activity designed to retain Fund shareholders.

Because the Distribution and Service (12b-1) Fees are paid on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

How to Purchase Fund Shares

Shares of the Fund are purchased at the NAV per share next calculated after your purchase order is received in good order by the Fund (as defined below).  Shares may be purchased directly from the Fund or through a financial intermediary, including but not limited to, certain brokers, financial planners, financial advisors, banks, insurance companies, retirement, benefit and pension plans or certain packaged investment products.

Shares of the Fund have not been registered and are not offered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or in certain other circumstances where the Chief Compliance Officer and Anti-Money Laundering Officer for the Trust conclude that such sale is appropriate and is not in contravention of U.S. law.

A service fee, currently $25, as well as any loss sustained by the Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Fund and U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), will not be responsible for any losses, liability, cost, or expense resulting from rejecting any purchase order.  Your initial order will not be accepted until a completed account application (an “Account Application”) is received by the Fund or the Transfer Agent.

Investment Minimums.  The minimum initial investment amount is $100,000 for Institutional Class shares and $1,000 Investor Class shares.  The minimum investment amount for subsequent investments is $1,000 for Institutional Class shares and $100 for Investor Class shares.  The Fund reserves the right to waive the minimum initial or subsequent investment amounts at its discretion.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.

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Purchases through Financial Intermediaries.  For share purchases through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and payment to the Fund’s Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales from the Fund.  Your financial intermediary may charge for the services that it provides to you in connection with processing your transaction order or maintaining an account with them.

If you place an order for the Fund’s shares through a financial intermediary that is authorized by the Fund to receive purchase and redemption orders on its behalf (an “Authorized Intermediary”), your order will be processed at the applicable price next calculated after receipt by the Authorized Intermediary, consistent with applicable laws and regulations.  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to receive purchase and redemption orders on the Fund’s behalf.

If your financial intermediary is not an Authorized Intermediary, your order will be processed at the applicable price next calculated after the Transfer Agent receives your order from your financial intermediary.  Your financial intermediary must agree to send immediately available funds to the Transfer Agent in the amount of the purchase price, in accordance with the Transfer Agent’s procedures.  If payment is not received, in a timely manner, as determined by the Transfer Agent, the Transfer Agent may rescind the transaction and your financial intermediary will be held liable for any resulting fees or losses.  Financial intermediaries that are not Authorized Intermediaries may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Fund.

Purchase Requests Must be Received in Good Order
Your share price will be based on the next NAV per share calculated after the Transfer Agent or your Authorized Intermediary receives your purchase request in good order.  “Good order” means that your purchase request includes:

•	The name of the Fund;
•	The class of shares to be purchased;
•	The dollar amount of shares to be purchased;
•	Your account application or investment stub; and
•	A check payable to the name of the Fund or a wire transfer received by the Fund.

An Account Application or subsequent order to purchase Fund shares is subject to acceptance by the Fund and is not binding until so accepted.  The Fund reserves the right to reject any Account Application or purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund.  Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below.  Accounts opened by entities, such as credit unions, corporations, limited liability companies, partnerships or trusts, will require additional documentation.  Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened.

Upon acceptance by the Fund, all purchase requests received in good order before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed at the applicable price next calculated after receipt.  Purchase requests received after the close of the NYSE will be priced on the next business day.

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Purchase by Mail.  To purchase Fund shares by mail, simply complete and sign the Account Application or investment stub and mail it, along with a check made payable to the Fund, to:

Regular Mail	Overnight or Express Mail
Green Square Tax Exempt High Income Fund	Green Square Tax Exempt High Income Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, a deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks or any conditional order or payment.

Purchase by Wire.  If you are making your first investment in the Fund, the Transfer Agent must have a completed Account Application before you wire the funds.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at 1-877-914-7343 to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name, and your account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Green Square Tax Exempt High Income Fund
[Class of shares to be purchased]
[Shareholder Name/Account Registration)]
[Shareholder Account Number]

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Fund and U.S. Bank, N.A., the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Investing by Telephone.  You may not make initial purchases of Fund shares by telephone.  If you have accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Fund and your account has been open for at least 15 calendar days, you may purchase additional shares by telephoning the Fund toll free at 1-877-914-7343.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $100.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the applicable price determined on the day your order is placed.  Shareholders may encounter higher than usual call waiting times during periods of high market activity.  Please allow sufficient time to place your telephone transaction.  The Fund is not responsible for delays due to communications or transmission outages or failure.

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Subsequent Investments.  Subject to the minimum subsequent investment amount described above, you may add to your account at any time by purchasing shares by mail, telephone, or wire.  You must call to notify the Fund at 1-877-914-7343 before wiring.  An investment stub, which is attached to your individual account statement, should accompany any investments made through the mail.  All subsequent purchase requests must include your shareholder account number.

Automatic Investment Plan.  For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize the Fund to automatically withdraw any amount of at least $100 that you wish to invest in the Fund, on a monthly or quarterly basis, from your checking or savings account.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the next scheduled withdrawal.  A fee will be charged if your bank does not honor the AIP draft for any reason.

Anti-Money Laundering Program.  The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	Full name;
•	Date of birth (individuals only);
•	Social Security or taxpayer identification number; and
•	Permanent street address (a P.O. Box number alone is not acceptable).

In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program.  The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at 1-877-914-7343.

Cancellations and Modifications.  The Fund will not accept a request to cancel or modify a transaction once processing has begun.  Please exercise care when placing a transaction request.

How to Redeem Fund Shares

In general, orders to sell or “redeem” shares may be placed directly with the Fund or through a financial intermediary.  You may redeem all or part of your investment in the Fund’s shares on any business day that the Fund calculates its NAV.

However, if you originally purchased your shares through a financial intermediary, your redemption order must be placed with the same financial intermediary in accordance with their established procedures.  Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  Your financial intermediary may charge for the services that they provide to you in connection with processing your transaction order or maintaining an account with them.

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Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRA or other retirement plan accounts may be redeemed by telephone at 1-877-914-7343. Investors will be asked whether or not to withhold taxes from any distribution.

Payment of Redemption Proceeds.  You may redeem your Fund shares at the NAV per share next determined after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received by the Fund in good order after the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be processed on the next business day.

Under normal circumstances, the Fund expects to meet redemption requests through the sale of investments held in cash or cash equivalents. In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests, the Fund may also choose to sell portfolio assets for the purpose of meeting such requests.  Each Fund further reserves the right to distribute “in-kind” securities from the Fund’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions. Redemptions-in-kind are discussed in greater detail below.

A redemption request will be deemed in “good order” if it includes:

•	The shareholder’s name;
•	The name of the Fund;
•	The class of shares to be redeemed;
•	The account number;
•	The share or dollar amount to be redeemed; and
•	Signatures by all shareholders on the account and signature guarantee(s), if applicable.

Additional documents are required for certain types of redemptions, such as redemptions from accounts held by credit unions, corporations, limited liability companies, or partnerships, or from accounts with executors, trustees, administrators or guardians.  Please contact the Transfer Agent to confirm the requirements applicable to your specific redemption request.  Redemption requests that do not have the required documentation will be rejected.

While redemption proceeds may be paid by check sent to the address of record, the Fund is not responsible for interest lost on such amounts due to lost or misdirected mail.  Redemption proceeds may be wired to your pre-established bank account or proceeds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established for your account.  The Fund typically sends the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three days after redemption.  Except as set forth below, proceeds will be paid within seven calendar days after the Fund receives your redemption request. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.

Please note that if the Transfer Agent has not yet collected payment for the shares you are redeeming, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of its securities is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of shareholders.  Your ability to redeem shares by telephone will be restricted for 15 calendar days after you change your address.  You may change your address at any time by telephone or written request, addressed to the Transfer Agent.  Confirmations of an address change will be sent to both your old and new address.

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Signature Guarantee.  Redemption proceeds will be sent to the address of record.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required of each owner in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address request has been received by the Transfer Agent within the last 15 calendar days; or
•	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying the ability to purchase and redeem Fund shares by telephone and certain other services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve(s) the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Redemption by Mail.  You may execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV per share.  Written redemption requests should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Green Square Tax Exempt High Income Fund	Green Square Tax Exempt High Income Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

Wire Redemption.  Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.

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Telephone Redemption.  If you have accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Fund, you may redeem shares, in amounts of $100,000 or less, by instructing the Fund by telephone at 1-877-914-7343.  A signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to qualify for, or to change, telephone redemption privileges on an existing account.  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.  The Fund is not responsible for delays due to communication or transmission outages or failures.

Note:  Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting that you correctly state:

•	Your Fund account number;
•	The name in which your account is registered; and/or
•	The Social Security or taxpayer identification number under which the account is registered.

If an account has more than one owner or person authorized to perform transactions, the Fund will accept telephone instructions from any one owner or authorized person.

Systematic Withdrawal Program.  The Fund offers a systematic withdrawal plan (“SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount of at least $100 be sent to them each month, calendar quarter, or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start this program, your account must have Fund shares with a value of at least $10,000.  This program may be terminated or modified by the Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount requested to be withdrawn exceeds the amount available in your account, which includes any dividends credited to your account, the account will ultimately be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1-877-914-7343 for additional information regarding the SWP.

The Fund’s Right to Redeem an Account.  The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $1,000, other than as a result of a decline in the NAV of the Fund.  The Fund will provide a shareholder with written notice 30 days prior to redeeming the shareholder’s account.

Redemption-in-Kind.  The Fund generally pays redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund may pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption-in-kind).

Specifically, if the amount you are redeeming from the Fund during any 90-day period is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds this threshold in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur taxes, brokerage commissions, or other charges in converting the securities to cash, and you may incur a taxable capital gain or loss as a result of the distribution.  In addition, you will bear any market risks associated with such securities until they are converted into cash.

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Cancellations and Modifications.  The Fund will not accept a request to cancel or modify a transaction once processing has begun.  Please exercise care when placing a transaction request.

Dividends and Distributions

The Fund will declare daily and make monthly distributions of net investment income.  The Fund will also distribute net capital gains, if any, at least annually, typically during the month of December. The Fund may make additional distributions if deemed to be desirable at other times during the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive distributions of net capital gains in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write or call the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received your request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.

Tools to Combat Frequent Transactions

The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board of Trustees has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include, among other things, monitoring trading activity, and using fair value pricing.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise judgment in implementing these tools to the best of its ability, and in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Fund applies all restrictions uniformly in all applicable cases.

Monitoring Trading Practices.  The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders.  The Fund uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Fund in its sole discretion.  To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

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Fair Value Pricing.  The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board of Trustees has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Pricing of Fund Shares.”

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Authorized Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Fund’s ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

Tax Consequences

Distributions of the Fund’s net investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gains and net gains from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income.  To the extent that the Fund’s distributions of net investment company taxable income are designated as attributable to “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.  To the extent the Fund’s distributions of net investment company taxable income are attributable to net short-term capital gains, such distributions will be treated as ordinary dividend income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.

Distributions of net capital gains (net long-term capital gains less net short-term capital losses) are generally taxable as long-term capital gains (currently at a maximum federal rate of 20% for individual shareholders in the highest income tax bracket) regardless of the length of time that a shareholder has owned Fund shares, unless you are a tax exempt organization or are investing through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.

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Pursuant to provisions of the Health Care and Education Reconciliation Act, a 3.8% Medicare tax on net investment income (including capital gains and dividends) will also be imposed on individuals, estates and trusts, subject to certain income thresholds.

You will be taxed in the same manner whether you receive your distributions (whether of net investment company taxable income or net capital gains) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.

Shareholders who sell, or redeem, shares generally will have a capital gain or loss from the sale or redemption.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount of reinvested taxable distributions, if any, the amount received from the sale or redemption and how long the shares were held by a shareholder.  Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares within 30 days before or after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.

Shareholders will be advised annually as to the federal tax status of all distributions made by the Fund for the preceding year.  Distributions by the Fund may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

Other Fund Policies

Telephone Transactions.  If you have accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Fund, you may be responsible for fraudulent telephone orders made to your account as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed previously in the “How to Purchase Shares” section.

Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern time).  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE.

Policies of Other Financial Intermediaries.  Financial intermediaries may establish policies that differ from those of the Fund.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Please contact your financial intermediary for details.

Closing the Fund.  The Board of Trustees retains the right to close (or partially close) the Fund to new purchases if it is determined to be in the best interest of the Fund’s shareholders.  Based on market and Fund conditions, and in consultation with the Adviser, the Board of Trustees may decide to close the Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time.  If the Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

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Householding.  In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-877-914-7343 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This Householding policy does not apply to account statements.

Inactive Accounts.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Lost Shareholder.  It is important that the Fund maintains a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Distribution of Fund Shares

The Distributor

Quasar Distributors, LLC (the “Distributor”) is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter to the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Payments to Financial Intermediaries

The Fund may pay service fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments to intermediaries who sell shares of the Fund.  These payments and compensation are in addition to service fees paid by the Fund, if any.  Payments are generally made to intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the intermediary.  Payments may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs.  Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to the Fund.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

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Financial Highlights

Because the Fund has recently commenced operations, there are no financial highlights available at this time.

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Investment Adviser
Green Square Asset Management, LLC
6075 Poplar Avenue, Suite 221
Memphis, Tennessee 38119

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

Custodian
U.S. Bank N.A.
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
MK-WI-T6

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PRIVACY NOTICE

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.
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Green Square Tax Exempt High Income Fund
A series of Managed Portfolio Series

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports, when available, will provide additional information about the Fund’s investments. The annual reports will contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during its prior fiscal period.

You can obtain a free copy of these documents and the SAI, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-877-914-7343, by visiting the Fund’s website at www.greensquarefunds.com or by writing to:

Green Square Tax Exempt High Income Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You can review and copy information, including the Fund’s reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551‑8090.  Reports and other information about the Fund are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-22525)

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GREEN SQUARE TAX EXEMPT HIGH INCOME FUND

Institutional Class – GSTAX
Investor Class – [Not available for purchase]

Statement of Additional Information

September 15, 2017

This Statement of Additional Information (“SAI”) provides general information about the Green Square Tax Exempt High Income Fund (the “Fund”), a series of Managed Portfolio Series (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus dated September 15, 2017 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference.  To obtain a copy of the Prospectus, free of charge, please write or call the Fund at the address or toll-free telephone number below, or visit the Fund’s website at www.greensquarefunds.com.

Green Square Tax Exempt High Income Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-877-914-7343

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The Trust
The Trust is a Delaware statutory trust organized on January 27, 2011, and is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Fund is one series, or mutual fund, of the Trust. The Fund has two classes of shares: Institutional Class and Investor Class. The Fund is a diversified series and has its own investment objective and policies.  Shares of other series of the Trust are offered in separate prospectuses and SAIs.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.  The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee, or may be accessed free of charge at the SEC’s website at www.sec.gov.  As permitted by Delaware law, the Trust’s Board of Trustees (the “Board”) may create additional classes of the Fund and may create additional series (and classes thereof) of the Trust and offer shares of these series and classes under the Trust at any time without the vote of shareholders.

All shares of a series shall represent an equal proportionate interest in the assets held with respect to that series (subject to the liabilities held with respect to that series and such rights and preferences as may have been established and designated with respect to classes of shares of such series), and each share of a series shall be equal to each other share of that series.

Shares are voted in the aggregate and not by series or class, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interest of a particular series or class.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.

The Trust does not normally hold annual meetings of shareholders.  Meetings of the shareholders shall be called by any member of the Board upon written request of shareholders holding, in the aggregate, not less than 10% of the shares, such request specifying the purpose or purposes for which such meeting is to be called.

Interests in the Fund are represented by shares of beneficial interest, each with no par value per share.  Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as may be declared by the Board.

The Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series without materially changing the proportionate beneficial interest of the shares of that series in the assets belonging to that series or materially affecting the rights of shares of any other series.  In case of the liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series (or class thereof) are borne by that series (or class).  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board to all applicable series (and classes thereof) in such manner and on such basis as the Board in its sole discretion deems fair and equitable.  No shareholder is liable to further calls for the payment of any sum of money or assessment whatsoever with respect to the Trust or any series of the Trust without his or her express consent.

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All consideration received by the Trust for the issue or sale of the Fund’s shares, together with all assets in which such consideration is invested or reinvested, and all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.

Green Square Asset Management, LLC (the “Adviser”) serves as the investment adviser for the Fund.

Investment Policies, Strategies and Associated Risks
The following discussion supplements the description of the Fund’s investment objective and principal investment strategies set forth in the Prospectus.  Except for the fundamental investment limitations listed below (see “Fundamental and Non-Fundamental Investment Limitations”), the Fund’s investment strategies and policies are not fundamental and may be changed by sole action of the Board, without shareholder approval.  While the Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so.  The Fund might not invest in all of these types of securities or use all of these techniques at any one time. The Fund's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Fund's investment objective, policies and restrictions described in the Fund's Prospectus and/or this SAI, as well as the federal securities laws.

Investment Objective
The investment objective of the Fund is set forth under the “Summary Section” in the Fund’s Prospectus.

Diversification
The Fund is diversified.  A diversified fund is a fund that satisfies the definition of a “diversified company” set forth in the 1940 Act.  A “diversified company” means that as to 75% of the Fund’s total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer.

Since the Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”), the Fund will limit its investment, excluding cash, cash items (including receivables), U.S. government securities and securities of other regulated investment companies, so that at the close of each quarter of the taxable year, (1) not more than 25% of the Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of the Fund’s total assets will be invested in the securities of a single issuer nor represent more than 10% of the issuer’s outstanding voting securities.

Because the Fund may invest a great percentage of its assets in the securities of fewer issuers, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

Percentage Limitations
The Fund’s compliance with its investment policy and limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset.  Accordingly, except with respect to borrowing or illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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Market Volatility
U.S. and international markets have from time to time experienced significant volatility.  During certain volatile periods, the fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Concerns have spread to domestic and international equity markets.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  Continued volatility may have adverse effects on the Fund, and the risks discussed below and in the Prospectus may increase.

Equity Securities
An equity security represents a proportionate share of the ownership of a company.  Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.

Common Stock
Common stock represents an ownership interest in a company. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as holders of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock
Preferred stock represents an ownership interest in a company, often pays dividends at a specific rate and has a preference over common stocks in dividend payments and liquidation of assets. A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. In addition, preferred stock usually does not have voting rights.

Debt Securities
The Fund may invest in a wide range of debt securities, which may include investment grade debt securities and below investment grade debt securities (commonly known as “junk bonds” or “high yield bonds” or leveraged loans).  Investment grade debt securities are those rated BBB- or better by Standard & Poor’s Rating Service, Inc. (“S&P”) or Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- or better by Fitch Ratings Service (“Fitch”), each of which are considered a nationally recognized statistical rating organization (“NRSRO”), or an equivalent rating by another NRSRO.

Ratings of Debt Obligations.  Moody’s, S&P and other NRSROs are private organizations that provide ratings of the credit quality of debt obligations.  The Fund may consider these ratings in determining whether to purchase, sell or hold a security.  Ratings are not absolute assurances of quality.  Consequently, securities with the same maturity, interest rate and rating may have different market prices.  Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates.  Credit rating agencies receive fees from rated issuers in connection with the issuance of ratings.

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Below Investment Grade Debt Securities.  Below investment grade debt securities generally offer a higher current yield than that available for investment grade issues. However, below investment grade debt securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. At times in recent years, the prices of many below investment grade debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties.  As a result, the yields on below investment grade debt securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default.  There can be no assurance that such price declines will not recur.  The market for below investment grade debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of below investment grade debt securities, especially in a thinly traded market.  Changes by recognized rating services in their rating of a debt security may affect the value of these investments.  The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.  However, the Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund’s investment objective.

Corporate Debt Securities.  Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status.  Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed, variable, or floating rates of interest.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk.  Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior or secured) debt securities have a higher priority than lower ranking (subordinated or unsecured) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior or secured securities may receive amounts otherwise payable to the holders of more junior or unsecured securities.

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Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers may prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables.  Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with weighted average lives of ten years or less. Asset-backed securities may have a higher level of default and lower recoveries than mortgage-backed securities.  Some tranches of asset-backed securities have substantial amounts of credit enhancement in order to seek to help mitigate or minimize the risk of principal or interest loss as a result of normalized levels of defaults and recoveries, which may increase their overall credit rating.  Asset-backed securities may have a higher level of default and lower recoveries than mortgage-backed securities.  Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds.

Collateralized Loan Obligations (“CLOs”) are a type of asset-backed security. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

Mortgage-Backed Securities. Mortgage-Backed Securities generally represent interests in pools of mortgages on residential or commercial property. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.  Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a “pass-through certificate.” Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.  Mortgage-backed securities tend to pay higher yields to compensate for prepayment risk.

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Collateralized mortgage obligations (“CMOs”) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.  In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs’ prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

Residential mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on residential real property.  Residential mortgages may be issued an guaranteed by the U.S. Government or its agencies, some of which do not have an explicit U.S. Government guarantee, or by private issuers. Residential mortgages issued or guaranteed by private issuers typically have more credit risk than those issued or guaranteed by the U.S. Government or its agencies. Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of the mortgages underlying residential mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of residential mortgage-backed securities with lower yields. As a result, increases in prepayments of residential mortgage-backed securities purchased at a premium, or decreases in prepayments of residential mortgage-backed securities purchased at a discount, may reduce their yield and price.  This relationship between interest rates and mortgage prepayments makes the price of residential mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. In addition to prepayment and extension risk, commercial mortgage-backed securities also reflect the risks of investing in the real estate securing the underlying mortgage loans including, the effects of local and other economic conditions on real estate markets, the ability of the property owner to make loan payments, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Municipal Securities.  Municipal Securities are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities also may issue taxable securities. Tax-exempt securities are generally classified by their source of payment.  The Fund’s investments in municipal securities may include tax anticipation notes, bond anticipation notes, revenue anticipation notes and general obligation bonds.  Tax anticipation notes are issued to finance working capital needs of municipalities.  Generally, tax anticipation notes are issued in anticipation of future seasonal tax revenues, such as from income, sales, use and business taxes and are payable from these future revenues.  Revenue anticipation notes are issued in expectation of receipt of non-tax revenue, such as that available under Federal revenue-sharing programs.  Bond anticipation notes are securities issued by municipalities to provide interim financing until long-term bond financing can be arranged.  In most cases, the long-term bonds provide the funds for the repayment of the bond anticipation notes.

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For general obligation bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from specific sources; these may include revenues from a particular facility or class of facilities or special tax or other revenue source. Timely payments on general obligation bonds depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Project Notes. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the U.S. through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

Convertible Securities.  Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.  The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objectives.  The Fund may also elect to hold or trade convertible securities.  In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

Contingent Convertible Securities.  Contingent convertible securities (“CoCos”) are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to:
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Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.

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Subordinated instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos, such as the Funds, against the issuer in respect of or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.

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Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Zero-Coupon Securities.  Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, the holder may not receive any return on its investment.  Because zero-coupon securities bear no interest, their price fluctuates more than other types of bonds.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. Pay-in-kind securities have characteristics similar to those of zero coupon securities, but interest on such securities may be paid in the form of obligations of the same type rather than cash.

Unrated Debt Securities.  The Fund may also invest in unrated debt securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Bank Loans.  The Fund may invest in bank loans of any seniority.  Investing in bank loans involves risks that are additional to and different from those relating to bonds and other types of debt securities.

There is less publicly available, reliable information about most bank loans than is the case for many other types of debt instruments.  In certain circumstances, these loans may not be deemed to be securities and bank loans are not subject to many of the rules governing the securities markets, including disclosure requirements.  As a result, bank loan investors may not have the protection of the anti-fraud provision of the federal securities laws, and must rely instead on the contractual provisions in the loan agreement and applicable common-law fraud protections.  Traditionally, borrowers under bank loans make non-public information available to their lenders.  However, as the universe of bank loan market participants has expanded beyond traditional lenders to include dealers, funds, and other investors who are active in the public securities markets, some participants choose not to receive such non-public information and make investment decisions based solely on public information about the borrower.  If the Fund purchases a bank loan and elects not to receive non-public information with respect to the loan, it may forego information that would be relevant to its investment decisions.

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An economic downturn generally leads to a higher non-payment rate for bank loans, and a loan may lose significant value before a default occurs.  Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.  In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.  No active trading market may exist for certain loans, which may impair the ability of a fund to realize full value in the event of the need to sell a loan and which may make it difficult to value loans.  Adverse market conditions may impair the liquidity of some actively traded loans.  To the extent that a secondary market does exist for certain loans, the market may be subject to irregular trading activity and wide bid/ask spreads, which may result in limited liquidity and pricing transparency.  In addition, loans may be subject to restrictions on sales or assignment and generally are subject to extended settlement periods that may be longer than seven days.

The Fund may not be able to unilaterally enforce all rights and remedies under a bank loan and with regard to any associated collateral.  If a bank loan is acquired through a participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation.  As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

The Fund may invest in second-lien loans, which are subordinated to claims of senior secured creditors.  Because second-lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are typically lower rated and subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.  Second-lien loans generally have greater price volatility than senior loans and may be less liquid.

Yankee Bonds.  The Fund may invest in Yankee bonds. Yankee bonds are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. The Fund may also invest in Yankee Certificates of Deposit (“Yankee CDs”).  Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect and create increased risk relative to payment of principal or interest.

Variable and Floating Rate Securities.  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every three to six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies. The Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

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Inflation-Indexed Securities. Inflation-indexed securities are debt securities, the principal value of which is periodically adjusted to reflect the rate of inflation as indicated by the Consumer Price Index for all Urban Consumers before seasonal adjustment (“CPI”). Inflation-indexed securities may be issued by the U.S. government, by agencies and instrumentalities of the U.S. government, and by corporations. The U.S. Treasury issues Treasury inflation-protected securities (“TIPS”) and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

The periodic adjustment of U.S. inflation-indexed securities is tied to the CPI, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services.

Inflation, which is a general rise in prices of goods and services, erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 5% in a given year and inflation is 2% during that period, the inflation-adjusted, or real, return is 3%. Inflation, as measured by the CPI, has occurred in almost each of the past 50 years, so investors should be conscious of both the nominal and real returns of their investments.  Although inflation-indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise because of reasons other than inflation (for example, because of changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

If the periodic adjustment rate measuring inflation (i.e., the CPI) falls, the principal value of inflation-indexed securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the inflation-indexed securities is not guaranteed, and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed securities should change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities.

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Coupon payments that the Fund receives from inflation-indexed securities are included in the Fund’s gross income for the period during which they accrue. Any increase in principal for an inflation-indexed security resulting from inflation adjustments is considered by Internal Revenue Service (IRS) regulations to be taxable income in the year it occurs. For direct holders of an inflation-indexed security, this means that taxes must be paid on principal adjustments, even though these amounts are not received until the bond matures. By contrast, the Fund holding these securities distributes both interest income and the income attributable to principal adjustments each quarter in the form of cash or reinvested shares (which, like principal adjustments, are taxable to shareholders). It may be necessary for a Fund to liquidate portfolio positions, including when it is not advantageous to do so, in order to make required distributions.

U.S. Government Obligations
The Fund may invest in U.S. government obligations.  U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.

Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so (see “Agency Obligations,” below).  In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Agency Obligations
The Fund may invest in agency obligations, such as the Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Government National Mortgage Association (“GNMA”), commonly known as “Ginnie Mae,” Federal National Mortgage Association (“FNMA”), commonly known as “Fannie Mae,” Federal Home Loan Mortgage Corporation (“FHLMC”), commonly known as “Freddie Mac,” and the Student Loan Marketing Association (“SLMA”), commonly known as “Sallie Mae.”  Some, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA and FHLMC, are supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities because they are not obligated by law to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, in September 2008, at the direction of the U.S. Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator.

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Cash Investments
The Fund may invest in high-quality, short-term debt securities and money market instruments (“Cash Investments”) for (i) temporary defensive purposes in amounts up to 100% of the Fund’s assets in response to adverse market, economic, or political conditions and (ii) retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities.  Cash Investments include shares of other mutual funds, certificates of deposit, bankers’ acceptances, time deposits, savings association obligations, commercial paper, short-term notes (including discount notes), and other obligations.

The Fund may hold a substantial position in Cash Investments for long periods of time, which may result in the Fund not achieving its investment objective.  If the market advances during periods when the Fund is holding a large Cash Investment, the Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that the Fund uses a money market fund for its Cash Investment, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Cash Investments are subject to credit risk and interest rate risk, although to a lesser extent than longer-term debt securities, due to Cash Investments’ short-term, significant liquidity, and typical high credit quality.

The Fund may invest in any of the following Cash Investments:

Money Market Mutual Funds.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including U.S. government obligations, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

To the extent that the Fund invests in money market mutual funds, your cost of investing in the Fund will generally be higher since you will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses.  Furthermore, investing in money market mutual funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

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In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, the Fund may make interest-bearing time deposits or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Fund may invest a portion of its assets in commercial paper, short-term notes, and other corporate obligations.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A‑2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, determined by the Adviser to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P, “A” or higher by Moody’s, similarly rated by another nationally recognized statistical rating organization, or, if unrated, determined by the Adviser to be of comparable quality.

Illiquid Securities
Illiquid securities in which the Fund may generally invest includes 144A debt securities or direct placements in the securities of listed companies. The Fund may invest in private companies. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable, and securities such as repurchase agreements having a maturity of longer than seven days and purchased OTC options.  Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including commercial paper, foreign securities, and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  The Board may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale.  In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.  The Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by an NRSRO; the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; and the nature of any restrictions on resale.  The Fund will not hold more than 15% of the value of its net assets in illiquid securities.

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Investment Companies
The Fund may invest in other investment companies to the extent permitted by the 1940 Act. The Fund generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Fund does not pay a sales load or service fee in connection with the purchase, sale or redemption, or if such fees are paid the Fund’s investment adviser waives its management fee in an amount necessary to offset the amounts paid.  With respect to other investments in investment companies, the 1940 Act generally limits the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.

Investments by the Fund in other investment companies will be subject to the limitations of the 1940 Act (including limitations on sales charges), and the rules and regulations thereunder. By investing in securities of an investment company, the Fund’s shareholders will indirectly bear the fees and expenses of that underlying fund in addition to the Fund’s own fees and expenses.

Open-End Mutual Funds.  Open-end mutual funds are investment companies that issue new shares continuously and redeem shares daily. The risks of investment of open-end mutual funds typically reflect securities in which the funds invest. The NAV per share of an open-end fund will fluctuate daily depending upon the performance of the securities held by the fund. Each open-end fund may have a different investment objective and strategy and different investment portfolio. Different funds may also be subject to different risks, volatility and fees and expenses. When the Fund invests in shares of an open-end fund, shareholders of the Fund bear their proportionate share of the open-end funds’ fees and expenses, as well as their share of the Fund’s fees and expenses.

Exchange-Traded Funds.  Exchange-Traded Funds (“ETFs”) are typically open-end investment companies that are bought and sold on a national securities exchange.  When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Some ETFs are actively managed and instead of replicating, they seek to outperform a particular index or basket or price of a commodity or currency. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

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If the Fund invests in shares of an ETF, shareholders will indirectly bear fees and expenses charged by the underlying ETF in which the Fund invests in addition to the Fund’s direct fees and expenses.  The Fund also will incur brokerage costs when it purchases ETFs.  Furthermore, investments in other ETFs could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Exchange-Traded Notes
Exchange-Traded Notes (“ETNs”) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day's market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, issuer call options, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. The market value of ETN shares may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Repurchase Agreements
The Fund may enter into repurchase agreements.  Under such agreements, the Fund agrees to purchase U.S. government obligations from a counterparty and the counterparty agrees to repurchase the securities at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase.  In either case, the income to the Fund is unrelated to the interest rate on the security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund’s net assets would be invested in illiquid securities including such repurchase agreements.  To the extent necessary to facilitate compliance with Section 12(d)(3) of the 1940 Act and Rule 12d3-1 promulgated thereunder, the Fund will ensure that repurchase agreements will be collateralized fully to the extent required by Rule 5b-3.

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For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. government obligations that are subject to the repurchase agreement.  It is not clear whether a court would consider the U.S. government obligations to be acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. government obligations before its repurchase under a repurchase agreement, the Fund could encounter delays and incur costs before being able to sell the underlying U.S. government obligations.  Delays may involve loss of interest or a decline in price of the U.S. government obligations.  If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. government obligations, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the U.S. government obligations.  However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to the Adviser, the market value of which is equal to at least 100% of the repurchase price, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian.  If the market value of the U.S. government obligations subject to the repurchase agreement become less than the repurchase price (including interest), the Fund will direct the seller of the U.S. government obligations to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that the Fund could be unsuccessful in seeking to enforce on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements for temporary purposes with banks and securities dealers if the creditworthiness of the bank or securities dealer has been determined by the Adviser to be satisfactory. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

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At the time when the Fund enters into a reverse repurchase agreement, liquid assets (such as cash, U.S. government securities or other “high-grade” debt obligations) of the Fund’s having a value at least as great as the purchase price of the securities to be purchased will be segregated on the Fund’s books and held by the Custodian throughout the period of the obligation. Reverse repurchase agreements are considered a form of borrowing and the use of reverse repurchase agreements by the Fund creates leverage which increases its investment risk. If the income and gains on securities purchased with the proceeds of these transactions exceed the cost, the Fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net asset value would decline faster than otherwise would be the case. The Fund intends to enter into reverse repurchase agreements only if the income from the investment of the proceeds is expected to be greater than the expense of the transaction, because the proceeds are invested for a period no longer than the term of the reverse repurchase agreement.

Dollar Roll Transactions
“Dollar roll” transactions consist of the sale by a fund to a bank or broker-dealer (the “counterparty”) of Ginnie Mae certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date.  The counterpart receives all principal and interest payments, including prepayments, made on the security while it is the holder.  A fund receives a fee from the counterparty as consideration for entering into the commitment to purchase.  Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities.  Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a fund agrees to buy a security on a future date.

A fund will not use such transactions for leveraging purposes and will segregate liquid assets in an amount sufficient to meet its purchase obligations under the transactions.

The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions.  For example, if the counterparty becomes insolvent, a fund’s right to purchase from the counterparty might be restricted.  In addition, the value of such securities may change adversely before a fund is able to purchase them.  Similarly, a fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market.  Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a fund, the security that the fund is required to buy under the dollar roll will provide a return that exceeds the transaction costs.

Securities Lending
The Fund may lend its securities in order to increase the return on its portfolio.  The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.  These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.  The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

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The Board appoints agents to be responsible for monitoring the creditworthiness of borrowers.  To the extent the Fund is participating in securities lending, on a quarterly basis, the Board reviews a report regarding the Fund’s loans.  Such report includes, among other things, the identity and value of all securities comprising each loan, the length of time that the loan has been outstanding, the amount earned by the Fund, the amount of fees paid in connection with the loan and the ratio of the value of the collateral to the value of the loan.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Borrowing
The Fund may borrow money in amounts of up to one-third of its total assets (including the amount borrowed) from banks.  In addition, the Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions.  The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Cybersecurity Risk
The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result.

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Fundamental and Non-Fundamental Investment Limitations
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable “vote of the holders of a majority of the outstanding voting securities” of the Fund, as defined under the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies;

2.
Underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act);

3.
Purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);

4.
Purchase or sell physical commodities except to the extent permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund;

5.	Make loans of money (except for the lending of the Fund’s portfolio securities, repurchase agreements and purchases of debt securities consistent with the investment policies of the Fund);

6.
Invest in the securities of any one industry or group of industries if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry or group of industries, except that the foregoing does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities(1); or

7.
With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

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(1)
Although not part of the Fund's fundamental investment restriction, consistent with SEC Staff interpretations and guidance, governments or their political subdivisions that issue tax-exempt municipal securities are not considered by the Fund to be members of any industry.

Below is the only non-fundamental investment restriction applicable to the Fund.  This restriction can be changed by the Board, but the change will only be effective after prior written notice is given to shareholders of the Fund.

The Fund may not hold more than 15% of the value of its net assets in illiquid securities.  Illiquid securities are those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued them.  Illiquid securities may include restricted securities not determined by the Board to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing and investments in illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.  With respect to borrowing, if at any time the Fund’s borrowings exceed one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings), such borrowings will be reduced within three days, (not including Sundays and holidays) or such longer period as may be permitted by the 1940 Act, to the extent necessary to comply with the one-third limitation.

Management of the Fund

Board of Trustees
The management and affairs of the Fund are supervised by the Board.  The Board consists of four individuals.  The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard.  The Board establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

The Role of the Board of Trustees
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser, Distributor, Administrator, Custodian, and Transfer Agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser, Distributor, Administrator, Custodian and Transfer Agent.  The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review.  Some of these reports are provided as part of formal “Board Meetings,” which are held four times per year, in person, and such other times as the Board determines is necessary, and involve the Board review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

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Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  The Board is comprised of three Trustees that are not considered “interested persons,” as defined in the 1940 Act (“Independent Trustees”) – Messrs. David A. Massart, Leonard M. Rush and David M. Swanson – and one Trustee that is considered an “interested person” as defined in the 1940 Act (“Interested Trustee”) – Mr. Robert J. Kern.  Accordingly, 75% of the members of the Board are Independent Trustees, who are Trustees that are not affiliated with any investment adviser to the Trust or their respective affiliates or other service providers to the Trust or any Trust series.  The Board has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail under “Board Committees” below.  Each of the Audit Committee and the Nominating Committee are comprised entirely of Independent Trustees.  The Independent Trustees have engaged independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Trust’s Chairman, Mr. Kern, is an Interested Trustee by virtue of the fact that he is a board member (and therefore an interested person) of Quasar Distributors, LLC, which acts as principal underwriter to many of the Trust’s underlying funds.  Mr. Kern also serves as an Executive Vice President of the Administrator.  The Independent Trustees have appointed Leonard M. Rush as lead Independent Trustee, with the responsibilities to coordinate activities of the Independent Trustees, act as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, help to set Board meeting agendas, and serve as chair during executive sessions of the Independent Trustees.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.

The Board has determined that the appointment of a lead Independent Trustee and the function and composition of the Audit Committee and the Nominating Committee are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board’ oversight duties, including oversight of risk management processes discussed below.  Given the composition of the Board and the function and composition of its various committees as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counter-party risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the CCO regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks.  In addition, Mr. Rush, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert,” meets with the President, Treasurer and the Fund’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Fund’s financial reporting function.  The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks.

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Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Leonard M. Rush, CPA 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1946i	Lead Independent Trustee and Audit Committee Chairman	Indefinite Term; Since April 2011	36	Retired, Chief Financial Officer, Robert W. Baird & Co. Incorporated, (2000-2011).	Independent Trustee, ETF Series Solutions ( 21 Portfolios) (2012-Present) Director, Anchor Bancorp Wisconsin, Inc. (2011-2013)
David A. Massart 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth 1967	Trustee and Valuation Committee Chairman	Indefinite Term; Since April 2011	36	Co-Founder and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-present).	Independent Trustee ETF Series Solutions ( 21 Portfolios) (2012-Present)
David M. Swanson 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	Trustee	Indefinite Term; Since April 2011	36	Founder and Managing Principal, SwanDog Strategic Marketing, LLC (2006-present); Executive Vice President, Calamos Investments (2004-2006).	Independent Trustee, ALPS Variable Investment Trust ( 11 Portfolios) (2006-Present); Independent Trustee, RiverNorth Opportunities Closed-End Fund (2015-Present)

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Interested Trustee
Robert J. Kern* 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1958	Chairman, and Trustee	Indefinite Term; Since January 2011	36	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	None
Officers
James R. Arnold 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	President and Principal Executive Officer	Indefinite Term, Since January 2011	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A
Deborah Ward 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1966	Vice President, Chief Compliance Officer and Anti- Money Laundering Officer	Indefinite Term; Since April 2013	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Brian R. Wiedmeyer 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1973	Treasurer and Principal Financial Officer	Indefinite Term; Since January 2011	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2005-present).	N/A
Jeanine M. Bajczyk, Esq. 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1965	Secretary	Indefinite Term; Since August 2015	N/A	Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (2006-present).	N/A
Thomas A. Bausch, Esq. 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1979	Assistant Secretary	Indefinite Term; Since May 2016	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016-Present); Associate, Godfrey & Kahn S.C. (2012-2016);	N/A
Ryan L. Roell 615 E. Michigan St. Milwaukee, WI 53202 Age: 42	Assistant Treasurer	Indefinite Term; Since September 2012	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005-present).	N/A

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Benjamin Eirich 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1981	Assistant Treasurer	Indefinite Term; Since May 2016	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2008-present)	N/A
Doug Schafer 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1970	Assistant Treasurer	Indefinite Term; Since May 2016	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (1995-present)	N/A

* Mr. Kern is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.

Mr. Kern’s trustee attributes include substantial industry experience, including his 34 years of service with U.S. Bancorp Fund Services, LLC (the fund accountant (“Fund Accountant”), fund administrator, and transfer agent (“Transfer Agent”) to the Trust) where he manages business development and has previously managed the mutual fund transfer agent operation including investor services, account services, legal compliance, document processing and systems support.  He also serves as a board member of U.S. Bancorp Fund Services, LLC and Quasar Distributors, LLC (the principal underwriter to the Trust).  The Board believes Mr. Kern’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Massart’s trustee attributes include substantial industry experience, including 23 years working with high net worth individuals, families, trusts and retirement accounts to make strategic and tactical asset allocation decisions, evaluate and select investment managers and manage client relationships.  He is currently the Chief Investment Strategist and lead member of the investment management committee of the SEC registered investment advisory firm he co-founded. Previously, he served as Managing Director of Strong Private Client and as a Manager of Wells Fargo Investments, LLC.  The Board believes Mr. Massart’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Mr. Rush’s trustee attributes include substantial industry experience, including serving in several different senior executive roles at various global financial services firms.  He most recently served as Managing Director and Chief Financial Officer of Robert W. Baird & Co. Incorporated and several other affiliated entities, and served as the Treasurer for Baird Funds.  He also served as the Chief Financial Officer for Fidelity Investments’ four broker-dealers and has substantial experience with mutual fund and investment advisory organizations and related businesses, including Vice President and Head of Compliance for Fidelity Investments, a Vice President at Credit Suisse First Boston, a Manager with Goldman Sachs, & Co. and a Senior Manager with Deloitte & Touche.  Mr. Rush has been determined to qualify as an Audit Committee Financial Expert for the Trust.  The Board believes Mr. Rush’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee and as the lead Independent Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Swanson’s trustee attributes include substantial industry experience, including 35 years of senior management and marketing experience with 29 years dedicated to the financial services industry.  He is currently the Founder and Managing Principal of a marketing strategy boutique serving asset and wealth management businesses.  He has also served as Chief Operating Officer and Chief Marketing Officer of Van Kampen Investments, President and Chief Executive Officer of Scudder, Stevens & Clark, Canada, Ltd., Managing Director and Head of Global Investment Products at Morgan Stanley, Director of Marketing for Morgan Stanley Mutual Funds, Director of Marketing for Kemper Funds, and Executive Vice President and Head of Distribution for Calamos Investments.  The Board believes Mr. Swanson’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

This discussion of the Trustees’ experience and qualifications is pursuant to SEC requirements, does not constitute holding out the Board or any Trustee as having special expertise, and shall not impose any greater responsibility or liability on any such Trustee or the Board by reason thereof.

Trustee and Management Ownership of Fund Shares
The following table shows the dollar range of Fund shares and shares in all portfolios of the Trust (including the Fund) beneficially owned by the Trustees as of the calendar year ended December 31, 2016.

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	Dollar Range of Fund Shares Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Shares in the Trust
Independent Trustees
David A. Massart	None	None
Leonard M. Rush	None	$1-$10,000
David M. Swanson	None	$50,001-$100,000
Interested Trustee
Robert J. Kern	None	None

As of the date of this Statement of Additional Information, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of any class of any Fund.

As of December 31, 2016, none of the current Independent Trustees or their immediate family members owned beneficially any class of security of the Adviser, the Distributor, or any entity (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Adviser or the Distributor.

Board Committees
Audit Committee.  The Trust has an Audit Committee, which is comprised of the Independent Trustees.  The Audit Committee reviews financial statements and other audit-related matters for the Fund.  The Audit Committee also holds discussions with management and with the Fund’s independent registered public accounting firm concerning the scope of the audit and the auditor’s independence.

Nominating Committee.  The Trust has a Nominating Committee, which is comprised of the Independent Trustees.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Bylaws.  In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 120 days, and no more than 150 days, prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis.  The Nominating Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws.

Valuation Committee.  The Trust has a Valuation Committee.  The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board.  The Valuation Committee is currently comprised of one or more Independent Trustees and the Trust’s Chairman, President, Treasurer and Assistant Treasurers.  The Valuation Committee meets as necessary when a price for a portfolio security is not readily available.  Any one of the Chairman, President, Treasurer or Assistant Treasurers and an Independent Trustee must be present for the Valuation Committee to meet.  The primary members of the Valuation Committees are the President and Mr. Massart.

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Trustee Compensation
The Independent Trustees each receive an annual retainer fee of $87,000 per calendar year, which compensates them for their service to the Trust and attendance at the four regularly scheduled quarterly meetings and one annual meeting, if necessary. Each Independent Trustee also receives added compensation for each additional meeting attended of $1,500 for an in-person meeting and $1,000 for a telephonic meeting, as well as reimbursement for expenses incurred in connection with attendance at meetings.  The Chairman of the Audit Committee and the Valuation Committee each receive additional compensation of $5,000 per year and the lead Independent Trustee receives additional compensation of $6,000 per year.  The Interested Trustee does not receive any compensation for his service as Trustee. The following table sets forth the compensation estimated to be received by the Independent Trustees for the current fiscal year ending  July 31, 2017.

Name of Person/Position	Aggregate Compensation from the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and the Trust(2) Paid to Trustees
Leonard M. Rush, Lead Independent Trustee and Audit Committee Chairman	$2,615	None	None	$98,000
David A. Massart, Independent Trustee and Valuation Committee Chairman	$2,455	None	None	$92,000
David M. Swanson, Independent Trustee	$2,321	None	None	$87,000
Robert J. Kern, Interested Trustee	None	None	None	None
(1)	Trustees fees and expenses are allocated among the Fund and any other series comprising the Trust.
(2)	The Trust includes other portfolios in addition to the Fund.

Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund.  As of the date of this SAI, there were no principal shareholders or control persons of the Fund.

Investment Adviser
The Adviser, Green Square Asset Management, LLC, a Delaware limited liability company, provides investment advisory services to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”).

Pursuant to the Advisory Agreement, the Adviser provides the Fund with investment research and advice and furnishes the Fund with an investment program consistent with the Fund’s investment objective and policies, subject to the supervision of the Board. The Adviser determines which portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the securities transactions and reports to the Board on the Fund’s investments and performance. The Adviser is solely responsible for making investment decisions on behalf of the Fund.  The Board will have sole responsibility for selecting, evaluating the performance of, and replacing as necessary any of the service providers to the Fund, including the Adviser.

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After an initial two-year period, the Advisory Agreement will continue in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board or the vote of a majority of the outstanding voting securities of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable without penalty by the Trust, on behalf of the Fund, upon 60 days’ written notice to the Adviser, when authorized by either: (i) a majority vote of the Fund’s shareholders; or (ii) by a vote of a majority of the Board or by the Adviser upon 60 days’ written notice to the Trust.  The Advisory Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940 Act.  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund a management fee computed daily and paid monthly, based on a percentage of the Fund’s net assets, as specified in the Prospectus.  However, the Adviser may voluntarily agree to reduce the management fees payable to it on a month-to-month basis, including additional fees above and beyond any contractual agreement the Adviser may have to reduce management fees and/or reimburse Fund expenses.  The Fund has not yet commenced operations as of the date of this SAI; therefore, the Fund has not paid any management fees to the Adviser.

Fund Expenses.  The Fund is responsible for its own operating expenses.  Pursuant to an Operating Expenses Limitation Agreement between the Adviser and the Trust, on behalf of the Fund, the Adviser has agreed to reduce it management fees and reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.73% of the average daily net assets of the Fund.  The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least one year from the effective date of the Fund’s Prospectus.  Management fees reduced and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such fee reduction and expense reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the reduction and reimbursement occurred and at the time of recoupment.

Portfolio Managers
As disclosed in the Prospectus, Timothy Pynchon, CFA, portfolio manager and Joseph Gulli, associate portfolio manager, are responsible for the day-to-day management of the Fund (each a “Portfolio Manager,” and together, the “Portfolio Managers”).

The following table provides information regarding other accounts, excluding the Fund, managed by the Portfolio Managers as of July 31, 2017:

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	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)
Timothy Pynchon	0	$0	2	$183	12	$27
Joseph Gulli	0	$0	2	$183	12	$27

As of the date of this SAI, the Portfolio Manager did not manage any accounts pursuant to a performance-based advisory fee.

The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.   Potential conflicts may arise in connection with the Portfolio Managers’ management of the Fund and the management of any other accounts in areas such as the allocation of investment opportunities and the aggregation and allocation of trades.  The Adviser has developed and implemented policies and procedures that are designed to ensure that the interests of all Adviser clients are protected.  Policies that are a part of the Adviser’s compliance program address areas such as trade allocations, cross trading, insider trading and trade management.  Ongoing and annual reviews are conducted to ensure compliance with the policies and procedures

The Portfolio Managers are compensated through a base salary plus a bonus based on the overall profitability of the strategies managed by the Portfolio Managers and the firm as a whole. The base salary received by each Portfolio Manager is intended to be a market competitive salary.  The Portfolio Managers are also equity owners of the Adviser and shares in any profits of the Adviser.

Because the Fund has not commenced operations as of the date of this SAI, the Portfolio Manager did not own any shares of the Fund.

Service Providers
Pursuant to an administration agreement (the “Administration Agreement”) between the Trust and U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Administrator acts as the Fund’s administrator.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations.; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  Pursuant to the Administration Agreement, for its services, the Administrator receives from the Fund a fee computed daily and payable monthly based on the Fund’s average daily net assets, subject to an annual minimum fee. USBFS also acts as Fund Accountant, Transfer Agent and dividend disbursing agent under separate agreements with the Trust.

Pursuant to a custody agreement between the Trust and U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, U.S. Bank serves as the custodian of the Fund’s assets (the “Custodian”).  For its services, the Custodian receives a monthly fee based on a percentage of the Fund’s assets, in addition to certain transaction based fees, and is reimbursed for out-of-pocket expenses.  The Custodian’s address is 1555 North Rivercenter Drive, Milwaukee, Wisconsin, 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  U.S. Bank and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

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Legal Counsel
Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103, serves as counsel to the Fund.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd., serves as the independent registered public accounting firm for the Fund.  Its services include auditing the Fund’s financial statements and the performance of related tax services.

Distribution of Fund Shares
The Trust has entered into a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC (the “Distributor”), 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administrative services and promotes and arranges for the sale of the Fund’s shares on a best efforts basis.  The offering of the Fund’s shares is continuous.  The Distributor, Administrator, Fund Accountant, and Custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust, on behalf of the Fund, on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined under the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment,” as defined in the 1940 Act.

Distribution (Rule 12b-1) Plan
The Fund has adopted a distribution plan for Investor Class shares pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).  Under the 12b-1 Plan, the Fund pays a fee to the Distributor for distribution and/or shareholder services (the “Distribution and Servicing Fee”) at an annual rate of 0.25% of the average daily net assets of the Fund’s Investor Class.  The 12b-1 Plan provides that the Distributor may use all or any portion of the Fund’s Distribution and Servicing Fee to finance any activity that is principally intended to result in the sale of Fund’s shares, subject to the terms of the 12b-1 Plan, or to provide certain shareholder services.  The 12b-1 Plan is intended to benefit the Fund by increasing its assets and thereby reducing the Fund’s expense ratio.

The Distribution and Servicing Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred.  Because the Distribution and Servicing Fee is not directly tied to expenses, the amount of distribution fees paid by Investor Class shares during any year may be more or less than actual expenses incurred pursuant to the 12b-1 Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

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The Distributor may use the Distribution and Servicing Fee to pay for services covered by the 12b-1 Plan including, but not limited to, advertising; compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares; the printing and mailing of prospectuses, statements of additional information, and reports; the printing and mailing of sales literature pertaining to the Fund; and obtaining whatever information, analyses, and reports with respect to marketing and promotional activities that a Fund may, from time to time, deem advisable.

The 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the Independent Trustees cast in person at a meeting called for that purpose, provided that such trustees have made a determination that there is a reasonable likelihood that the 12b-1 Plan will benefit each Fund and its shareholders.  It is also required that the Independent Trustees, select and nominate all other trustees who are not “interested persons” of the Fund.  The 12b-1 Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund’s shares outstanding.  All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of a majority of the Board and the Independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The 12b-1 Plan requires that the Distributor provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the 12b-1 Plan.  The Distributor is also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the 12b-1 Plan should be continued.

As noted above, the 12b-1 Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets (as discussed below) and affiliates of the Adviser), plan administrators, and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services) and for the provision of personal services to shareholders.  The payments made by the Fund to financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the 12b-1 Plan, the Fund may, from time to time, make payments under the 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees.  In addition, the Fund may make payments under the 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

In addition, the Fund may participate in various “mutual fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Distributor may use all or a portion of the Distribution and Servicing Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s shares.  In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

The Fund has not commenced operations as of the date of this SAI; therefore, the Fund has not paid any amounts to the Distributor under the Fund’s 12b-1 Plan.

Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities on an exchange are affected through brokers that charge a commission while purchases and sales of securities in the over-the-counter market will generally be executed directly with the primary “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.  Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party, such as its customer). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities.  The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.  The price of over-the-counter securities usually includes an undisclosed commission or markup.

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Purchases of portfolio securities for the Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere.  Dealers usually act as principal for their own accounts.  Purchases from dealers will include a spread between the bid and the asked price.  If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors available, will be considered in making these determinations.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services incidental to execution services.  Research and statistical information may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser’s accounts, although a particular client may not benefit from all the research received on each occasion.  The Adviser considers research information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.

While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Fund.

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Investment decisions for the Fund are made independently from those of the Adviser’s other client accounts.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.  Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.

Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA and the SEC.  Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Fund and/or client accounts.

The Fund has not commenced operations as of the date of this SAI; therefore, the Fund has not paid any brokerage commissions.

Portfolio Turnover
Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs and could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%).  To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund and may result in a greater number of taxable transactions.

Code of Ethics
The Trust, the Adviser and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Trust, Adviser, and Distributor to invest in securities that may be purchased or held by the Fund.

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Proxy Voting Procedures
The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Fund as part of the Adviser’s investment advisory services, subject to the supervision and oversight of the Board.  Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Fund’s investments.  The Adviser has adopted proxy voting guidelines to determine how to vote Fund proxies.  The Adviser utilizes Broadridge to vote proxies.  The Adviser has a proxy voting committee which meets when a vote does not fall within the guidelines.  The Adviser tests its proxy voting quarterly to ensure that proxy voting guidelines are being followed.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling toll-free, (800) SEC-0330 or by accessing the SEC’s website at www.sec.gov.

Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Ms. Deborah Ward has been designated as the Trust’s Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; and a complete and thorough review of all new account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information
The Trust, on behalf of the Fund, has adopted portfolio holdings disclosure policies (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Fund. Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with these Portfolio Holdings Policies.  The Board has considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Portfolio Holdings Policies.  The Board has also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, Distributor, or any other affiliated person of the Fund.  After due consideration, the Board has determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies.  The Board also authorized its CCO to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the Fund’s shareholders and potential conflicts of interest in making such disclosures.

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The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Policies, codes of ethics and other relevant policies of the Fund and its service providers by the CCO, (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering whether to approve any amendment to these Portfolio Holdings Policies.  The Board reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-Q.  These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Fund also discloses its top ten portfolio holdings and sector allocation on the Fund’s website at www.greensquarefunds.com within approximately 15 calendar days after each quarter end.  The Fund’s holdings will remain posted on the website until next updated with the following month’s holdings.  The Fund may provide separately to any person, including rating and ranking organizations such as Lipper and Morningstar, the Fund’s holdings commencing the day after the information is first published on the Fund’s website.  In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of the Fund and its shareholders and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund and its shareholders, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed: the Administrator; the Fund Accountant; the Custodian; the Transfer Agent; the Fund’s independent registered public accounting firm; counsel to the Fund or the Board (current parties are identified in this SAI); broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or on the Fund’s web site may only be provided to additional third parties, in accordance with the Portfolio Holdings Policies, when the Fund has a legitimate business purpose, and the third party recipient is subject to a confidentiality agreement.  Such portfolio holdings disclosure must be approved under the Portfolio Holdings Policies by the Trust’s CCO.

In no event shall the Adviser, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Portfolio Holdings Policies and these procedures will protect the Fund from potential misuse of Fund information by individuals or entities to which it is disclosed.

Determination of Net Asset Value
The NAV of the Fund’s shares will fluctuate and is determined by the Fund Accountant as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.

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The NAV of each class of shares is computed by determining the “Net Assets” of each class and dividing by the total number of shares outstanding of each class at such time.  The Net Assets of each class are calculated by (1) taking the value of all assets, less liabilities, held by the Fund and allocating such value to each share class based on the number of shares outstanding in each share class; (2) subtracting “Class Expenses” from each respective share class as defined and approved by the Board and a majority of the Independent Trustees under the Trust’s Rule 18f-3 Multiple-Class Plan; and (3) subtracting from each share class non-class specific “Other Expenses” that are allocated to each class based on the net asset value of each class relative to the net asset value of the Fund or the Trust, as the case may be.

Net Assets Per Share Class	=	Net Asset Value Per Share Class
Shares Outstanding Per Share Class

The Fund’s assets are generally valued at their market price on the valuation date and are based on valuations provided by independent pricing services consistent with the Trust’s valuation procedures. When market prices are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  If no sale is reported, the security is valued at the mean between the last available bid and asked price.

Portfolio securities primarily traded on the NASDAQ Stock Market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”) which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Purchase and Redemption of Fund Shares
Shares of the Fund are sold in a continuous offering and shares may be purchased or redeemed on any business day that the Fund calculates its NAV.  The Fund may also authorize one or more financial intermediaries to accept purchase and redemption orders on its behalf (“Authorized Intermediaries”).  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to accept orders on the Fund’s behalf.  An order is deemed to be received when the Fund or an Authorized Intermediary accepts the order.

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Orders received by the Fund or an Authorized Intermediary by the close of trading on the NYSE (generally 4:00 p.m., Eastern time) on a business day will be effected at the applicable price per share determined as of the close of trading on the NYSE on that day.  Otherwise, the orders will be processed based on the next determined NAV.

Orders received by financial intermediaries that are not Authorized Intermediaries will be processed at the applicable price next calculated after the Transfer Agent receives the order from the financial intermediary.

Purchase Requests Must be Received in Good Order
“Good order” means that your purchase request includes:

•	The name of the Fund;
•	The class of shares to be purchased
•	The dollar amount of shares to be purchased;
•	Your account application or investment stub; and
•	A check or wire transfer payable to the name of the Fund.

Shares of the Fund have not been registered and are not offered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or in certain other circumstances where the CCO and Anti-Money Laundering Officer for the Trust conclude that such sale is appropriate and is not in contravention of United States law.

Redemption Requests Must be Received in Good Order
Your share price will be based on the next NAV per share calculated after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  A redemption request will be deemed in “good order” if it includes:

•	The shareholder’s name;
•	The name of the Fund;
•	The class of shares to be redeemed;
•	The account number;
•	The share or dollar amount to be redeemed; and
•	Signatures by all shareholders on the account (with signature(s) guaranteed, if applicable).

Unless you instruct the Transfer Agent otherwise, redemption proceeds will be sent to the address of record.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

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•	When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; or
•	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  Signature guarantees, from either a Medallion program member or a non-Medallion program member, can be obtained from banks and securities dealers, but not from a notary public.

The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program.  The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption-in-Kind
Under normal circumstances, the Fund does not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem in-kind redemption requests during any 90-day period in excess of the lesser of $250,000 or 1% of the net assets of the Fund, valued at the beginning of such period.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Cancellations and Modifications
The Fund will not accept a request to cancel or modify a written transaction once processing has begun.

Tax Matters
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund, a series of the Trust, intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions.  The Fund’s policy is to distribute to its shareholders all of its net investment company taxable income and any net realized long‑term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income.  However, the Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all taxes.  If the Fund does not qualify as a regulated investment company, it would be taxed as a corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning the underlying investments through the Fund.  If the Fund fails to distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax, the Fund will be subject to a 4% excise tax.

Net investment income generally consists of interest, dividends, and short-term capital gains, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

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Distributions of net investment income are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may consist of qualified dividends eligible for taxation at the rate applicable to long-term capital gains to the extent the Fund designates the amount distributed as a qualified dividend and the shareholder meets certain holding period requirements with respect to his or her Fund shares.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its Fund shares.  The aggregate amount so designated to either individuals or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by the Fund for its taxable year.  In view of the Fund’s investment policies, it is expected that part of the distributions by the Fund may be eligible for the qualified dividend income treatment for individual shareholders and the dividends‑received deduction for corporate shareholders.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Net capital gains distributions are not eligible for the qualified dividend income treatment or the dividends‑received deduction referred to in the previous paragraph.

Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

A redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains received on those shares.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with its correct Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds currently at a rate of 28% for U.S. residents.

Foreign taxpayers (including nonresident aliens) are generally subject to a flat withholding rate, currently 30% on U.S. source income.  This withholding rate may be lower under the terms of a tax convention.

This discussion and the related discussion in the Prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.

This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations to a particular investor.  You are urged to consult your own tax advisor.

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Distributions
The Fund will receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.

The amount of the Fund’s distributions is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed, and is subject to the discretion of the Board.  The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Fund may also derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of the distributions of net investment income giving rise to ordinary income.  If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax advisor.

Any distribution paid by the Fund reduces that Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the written request.

Financial Statements
As the Fund has recently commenced operations and have not yet reached the end of its first fiscal year, there are no annual financial statements available at this time.  Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available.  Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

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MANAGED PORTFOLIO SERIES (the “Trust”)
PART C
(Green Square Tax Exempt High Income Fund)

OTHER INFORMATION

Item 28.  Exhibits

(a)	(1)		Certificate of Trust – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on February 4, 2011.
	(2)		Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
(b)			Amended and Restated Bylaws – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
(c)			Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011.
(d)	(1)
Investment Advisory Agreement between the Trust and Green Square Capital, LLC – incorporated herein by reference from Post-Effective Amendment No. 252 to the Trust’s Registration Statement on Form N-1A filed on November 30, 2016.

		(i)	Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Green Square Tax Exempt High Income Fund, and Green Square Capital, LLC – filed herewith.
(e)	(1)
Distribution Agreement between the Trust, on behalf of the Green Square Equity Income Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 252 to the Trust’s Registration Statement on Form N-1A filed on November 30, 2016.

		(i)	Amendment to the Distribution Agreement between the Trust, on behalf of the Green Square Tax Exempt High Income Fund, and Quasar Distributors, LLC – filed herewith
(f)			Bonus or Profit Sharing Contracts – not applicable
(g)	(1)		Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
		(i)	Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – filed herewith.
(h)	(1)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.

		(i)	Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – filed herewith.
	(2)		Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
		(i)	Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – filed herewith.
	(3)		Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
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		(i)	Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – filed herewith.
	(4)		Operating Expenses Limitation Agreement between the Trust, on behalf of the Green Square Tax Exempt High Income Fund, and Green Square Capital, LLC – filed herewith.
(i)			Opinion and Consent of Counsel for the Green Square Tax Exempt High Income Fund – filed herewith.
(j)	(1)
Powers of Attorney for Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated November 18, 2015 – incorporated herein by reference from Post-Effective Amendment No. 217 to the Trust’s Registration Statement on Form N-1A filed on March 24, 2016.

(k)			Omitted Financial Statements – not applicable
(l)			Seed Capital Agreements – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
(m)		(1)	Rule 12b-1 Plan – filed herewith.
		(2)	Shareholder Serving Plan – not applicable.
(n)			Multiple Class Plan (Rule 18f-3) – filed herewith.
(o)			Reserved
(p)	(1)		Code of Ethics for the Trust – incorporated herein by reference from Post-Effective Amendment No. 190 to the Trust’s Registration Statement on Form N-1A filed on November 25, 2015.
(2)
Code of Ethics for the Distributor, Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 193 to the Trust’s Registration Statement on Form N-1A filed on December 18, 2015.

	(3)		Code of Ethics for Green Square Capital, LLC – incorporated herein by reference from Post-Effective Amendment No. 252 to the Trust’s Registration Statement on Form N-1A filed on November 30, 2016.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

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Item 31.  Business and Other Connections of Investment Adviser

With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	LoCorr Investment Trust
Advisors Series Trust	Lord Asset Management Trust
Aegis Funds	MainGate Trust
Allied Asset Advisors Funds	Managed Portfolio Series
Alpha Architect ETF Trust	Manager Directed Portfolios
Alpine Equity Trust	Matrix Advisors Fund Trust
Alpine Income Trust	Matrix Advisors Value Fund, Inc.
Alpine Series Trust	Merger Fund
Amplify ETF Trust	Monetta Trust
Angel Oak Funds Trust	Nicholas Equity Income Fund, Inc.
Barrett Opportunity Fund, Inc.	Nicholas Family of Funds, Inc.
Bridge Builder Trust	Oaktree Funds
Bridges Investment Fund, Inc.	Permanent Portfolio Family of Funds
Brookfield Investment Funds	Perritt Funds, Inc.
Brown Advisory Funds	PRIMECAP Odyssey Funds
Buffalo Funds	Professionally Managed Portfolios
CG Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Rainier Investment Management Mutual Funds
Evermore Funds Trust	RBB Fund, Inc.
First American Funds, Inc.	RBC Funds Trust
FundX Investment Trust	Series Portfolio Trust
Glenmede Fund, Inc.	Sims Total Return Fund, Inc.
Glenmede Portfolios	Stone Ridge Trust
GoodHaven Funds Trust	Stone Ridge Trust II
Greenspring Fund, Inc.	Stone Ridge Trust III
Guinness Atkinson Funds	Stone Ridge Trust V
Harding Loevner Funds, Inc.	Thompson IM Funds, Inc.
Hennessy Funds Trust	TrimTabs ETF Trust
Horizon Funds	Trust for Professional Managers

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Hotchkis & Wiley Funds	Trust for Advised Portfolios
Intrepid Capital Management Funds Trust	USA Mutuals
IronBridge Funds, Inc.	Wall Street EWM Funds Trust
Jacob Funds, Inc.	Westchester Capital Funds
Jensen Portfolio, Inc.	Wisconsin Capital Funds, Inc.
Kirr Marbach Partners Funds, Inc.	YCG Funds
LKCM Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Robert Kern(1)	Board Member	Chairman and Trustee
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None

(1) This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Maintained By:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212

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Records Maintained By:	Are located at:
Registrant’s Investment Adviser	Green Square Capital Asset Management, LLC 6075 Poplar Avenue, Suite 221 Memphis, TN 38119
Registrant’s Distributor	Quasar Distributors, LLC 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 308 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 308 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 14th day of September, 2017.

Managed Portfolio Series By: /s/ James R. Arnold James R. Arnold President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 14th day of September, 2017.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ James R. Arnold	President and Principal Executive Officer
James R. Arnold

	/s/ Brian R. Wiedmeyer	Treasurer and Principal Financial Officer
Brian R. Wiedmeyer

*By:	/s/ James R. Arnold
James R. Arnold, Attorney-In-Fact pursuant to Power of Attorney

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INDEX TO EXHIBITS

Exhibit Number	Description
(d)(1)(i)	Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Green Square Tax Exempt High Income Fund, and Green Square Capital, LLC
(e)	Amendment to the Distribution Agreement between the Trust, on behalf of the Green Square Tax Exempt High Income Fund, and Quasar Distributors, LLC
(g)(1)(i)	Amendment to the Custody Agreement between the Trust and U.S. Bank National Association
(h)(1)(i)	Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC
(h)(2)(i)	Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC
(h)(3)(i)	Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC
(h)(4)	Operating Expenses Limitation Agreement between the Trust, on behalf of the Green Square Tax Exempt High Income Fund, and Green Square Capital, LLC
(i)	Opinion and Consent of Counsel for the Green Square Tax Exempt High Income Fund
(m)(1)	Rule 12b-1 Plan
(n)	Multiple Class Plan (Rule 18f-3)

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